Taxes (Details)	12 Months Ended
	Mar. 31, 2020	Mar. 31, 2019
Income Tax Disclosure [Abstract]
PRC statutory income tax rate	25.00%	25.00%
Effect of PRC preferential tax rate	(10.00%)	(10.00%)
Effect of other deductible expenses	3.30%	0.50%
Total	18.30%	14.50%